INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of net loss before income taxes consists of the following:

	March 31	March 31
	2019	2018
	$	$
U.S.	(8,849,294)	(12,281,398)
Canada	(1,707,307)	(2,344,392)
	(10,556,601)	(14,625,790)
Net loss for the year before recovery of income taxes	(10,556,601)	(14,625,790)
Statutory rate	25.30%	34.04%
Expected income tax (recovery)	(2,670,579)	(4,978,619)
Tax rate changes and other basis adjustments	(525,472)	1,748,278
Stock-based compensation	340,861	524,412
Difference in Foreign Tax Rates	-	-
Accretion	890,797	184,414
Change in fair value	(85,487)	659,458
(Gain) loss on mark to market re-evaluation	(518,274)	-
Share premium	-	425,497
Non-deductible expense	83,578	339,296
Net DTA acquired	-	-
Change in valuation allowance	2,484,576	1,097,264
Recovery of income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following deferred tax assets have not been recognized. Deferred tax reflects the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities and consisted of the following:

	March 31, 2019	March 31, 2018
	$	$
Equipment	70,650	70,350
Share issue costs	-	510
SR&ED pool	844,001	690,320
Other	1,022,309	535,510
Non-capital losses – Canada	2,796,469	2,515,170
Net operating losses – U.S.	5,911,320	4,331,850
Valuation allowance	(9,502,006)	(7,017,430)
	1,142,743	1,126,280
Intangibles and other	(1,142,743)	(1,126,280)
	-	-

Summary of Income Tax Examinations [Table Text Block]
In many cases the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of March 31, 2019:

United States – Federal	2015 – present
United States – State	2015 – present
Canada – Federal	2014 – present
Canada – Provincial	2014 – present